Note 11 - Lease Liabilities - Movements in Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020		Nov. 30, 2019
Statement Line Items [Line Items]
Balance	$ 65,794
Additions	118,016
Interest expense	2,807
Lease payments	(101,922)
Foreign exchange loss	(2,553)
Balance	$ 82,142	[1]	$ 65,794

[1]	Of the lease liabilities, $76,103 is current and $6,039 is non-current (between 1 and 2 years).